Note 5 - Share Capital	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
5.	SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

On July 14, 2023, the Directors of the Company approved the consolidation of the Company’s issued and outstanding common shares on a 5:1 basis. All common shares, stock options, restricted share units and warrant references in these consolidated financial statements reflect the effect of the share consolidation.

Issued share capital for the year ended September 30, 2025

On November 4, 2024, the Company closed a non-brokered private placement of 1,612,902 common shares for gross proceeds of $48,628,963 (US$35,000,000). The company incurred share issuance costs of $152,485 in connection with the private placement.

On August 25, 2025, the Company entered into an Equity Distribution Agreement (the “Agreement”) with Piper Sandler & Co. and Cantor Fitzgerald & Co. (together, the “Agents”) to establish an at-the-market equity offering program (the “ATM Program”).

Under the ATM Program, the Company may, from time to time, issue and sell common shares having an aggregate offering price of up to US$100 million through the Agents, acting as sales agents, directly on the NASDAQ Stock Market or by such other methods as may be permitted under applicable securities laws and regulations. The Agreement provides the Agents with a commission based on a stated percentage of the gross proceeds from each sale, together with reimbursement of certain out-of-pocket expenses. The ATM Program will remain effective for a period of three years from the date the underlying registration statement became effective, unless earlier terminated by the Company or the Agents in accordance with the terms of the Agreement.

The issuance of common shares under the ATM Program is qualified by a Registration Statement on Form F-3 (File No. 333-289851), which was declared effective by the U.S. Securities and Exchange Commission on September 2, 2025.

The Company retains full discretion regarding the timing, number of shares, pricing, and size of any sales under the ATM Program. Proceeds, if any, are expected to be used for general corporate purposes, which may include research and development activities, capital expenditures, working capital, and other general administrative and operational expenditures.

During the year ended September 30, 2025, the company issued 546,700 common shares for gross proceeds of $33,468,601 (US$24,225,667) under the ATM Program. The company incurred share issuance costs of $320,069 in connection with the common shares issued under the ATM program.

During the year ended September 30, 2025, 115,450 RSUs were exercised and $900,236 was reclassified from reserves to share capital upon the exercise.

During the year ended September 30, 2025, an aggregate of 608,000 warrants and 72,950 pre-funded warrants (“PFWs”) were exercised for total gross proceeds of $2,589,365. $455,573 was reclassified from pre-funded warrants to share capital upon the exercise. Each PFW was exercised into one common share and one warrant of the Company.

During the year ended September 30, 2025, an aggregate of 155,700 stock options were exercised for gross proceeds of $1,340,850. $915,433 was reclassified from reserves to share capital upon the exercise.

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Issued share capital for the year ended September 30, 2024

On December 22, 2023, the Company issued 661,765 Units of the Company (a “Unit”) at a price per Unit of $1.36 for aggregate gross proceeds of $900,000. Each Unit is comprised of one common share and one common share purchase warrant (“Warrant”) of the Company. Each Warrant is exercisable to acquire one common share of the Company at an exercise price of $1.70 per share until December 22, 2028.

On December 13, 2023, 30,000 RSUs were exercised and $232,500 was reclassified from reserves to share capital upon the exercise.

During the year ended September 30, 2024, 60,250 PFWs were exercised for gross proceeds of $302. $376,261 was reclassified from pre-funded warrants to share capital upon the exercise. Each PFW was exercised into one common share and one warrant of the Company.

Issued share capital for the year ended September 30, 2023

On December 2, 2022, the Company issued 133,200 PFWs of the Company at a price per PFW of $6.245 and 194,800 Units of the Company at a price per Unit of $6.25 for aggregate gross proceeds of $2,049,334. Each PFW is exercisable into one Unit at an exercise price of $0.005 per Unit on the date that is the earlier of (a) the date the holder thereof elects to exercise the PFWs and pays the exercise price, and (b) December 2, 2024. Each Unit is comprised of one common share and one warrant of the Company. Each Warrant is exercisable to acquire one common share of the Company at an exercise price of $6.75 per share until December 2, 2024.

The PFWs are classified as a component of permanent shareholders’ equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the Units with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of common shares upon exercise. In addition, such PFWs do not provide any guarantee of value or return. The Company valued the PFWs at issuance, concluding that their sales price approximated their fair value, and a total of $831,834 is recorded to the PFWs.

On March 10, 2023, 30,000 RSUs were exercised and $232,500 was reclassified from reserves to share capital upon the exercise.

During the year ended September 30, 2023, an aggregate of 28,800 warrants were exercised for gross proceeds of $253,440.

Escrowed securities

On January 28, 2021, the Company entered into an escrow agreement under National Policy 46-201 Escrow for Initial Public Offerings (the “Policy”) in connection with the listing of common shares of the Company on the CSE, whereby 570,560 common shares of the Company and 389,600 warrants (exercised on April 23, 2021), being an aggregate of 960,160 securities, were deposited to be held in escrow. As the Company is defined as an emerging issuer under the Policy, the escrowed securities will be released as follows:

●	96,016 - on the date that the Company’s shares are listed on the CSE ( February 8, 2021); and
●	144,024 - 6, 12, 18, 24, 30 and 36 months after the listing date.

All common shares were released from escrow during the year ended September 30, 2024.

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Stock options

The Company’s stock option plan provides for stock options to be issued to directors, officers, employees and consultants of the Company, its subsidiaries and any personal holding company of such individuals so that they may participate in the growth and development of the Company. Subject to the specific provisions of the stock option plan, eligibility, vesting period, terms of the options and the number of options granted are to be determined by the Board of Directors at the time of grant. The stock option plan allows the Board of Directors to issue up to 10% of the Company’s outstanding common shares as stock options.

Options granted during the year ended September 30, 2025

On October 3, 2024, the Company granted 70,000 stock options to an officer and the directors of the Company. The stock options have an exercise price of $1.65 per share, expire on October 3, 2029, and vest as follows: 50% immediately, 25% on the first anniversary of the grant date; and 25% on the second anniversary of the grant date. The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $1.65; ii) share price: $1.60; iii) term: 5 years; iv) volatility: 117.93%; v) discount rate: 2.88%; and dividends: nil.

On February 26, 2025, the Company granted 161,000 stock options to the consultants, officers and directors of the Company. The stock options have an exercise price of US$35 per share, expire on February 26, 2030. 126,000 of the stock options vest as follows: 25% on the first anniversary of the grant date; 25% on the second anniversary of the grant date, 25% on the third anniversary of the grant date, and 25% on the fourth anniversary of the grant date, and 35,000 of the stock options vest in equal installments over a period of 24 months beginning on February 26, 2025. The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: US$35 (CA$50.19); ii) share price: $47.82; iii) term: 5 years; iv) volatility: 211.16%; v) discount rate: 2.70%; and dividends: nil.

Options granted during the year ended September 30, 2024

On March 22, 2024, the Company granted 130,000 stock options to the directors and consultants of the Company. The stock options have an exercise price of $1.84 per share, expire on March 22, 2029 and vest as follows: 25% on the grant date, 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, and 25% on the third anniversary of the grant date. The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $1.84 ii) share price: $1.80; iii) term: 5 years; iv) volatility: 122.84%; v) discount rate: 3.48%; and dividends: nil.

Options granted during the year ended September 30, 2023

On December 1, 2022, the Company granted 60,000 options to the Chief Medical Officer of the Company. The options have an exercise price of $8.25 per share, expire on December 1, 2027 and vest as follows: 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, 25% on the third anniversary of the grant date, and 25% on the fourth anniversary of the grant date. The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $8.25; ii) share price: $7.75; iii) term: 5 years; iv) volatility: 141.61%; v) discount rate: 3.05%; and dividends: nil.

On December 1, 2022, the Company and a consultant mutually agreed to cancel 16,000 options that were previously granted on April 28, 2021.

On February 16, 2023, the Company granted 47,000 options to the consultants and a director of the Company. The options have an exercise price of $5.25 per share, expire on February 16, 2028 and vest as follows: 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, 25% on the third anniversary of the grant date, and 25% on the fourth anniversary of the grant date. The fair value of these stock options was measured using the Black Scholes option pricing model using the following inputs: i) exercise price: $5.25; ii) share price: $4.85; iii) term: 5 years; iv) volatility: 135.92%; v) discount rate: 3.45%; and dividends: nil.

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The following table summarizes the movements in the Company’s outstanding stock options for the year ended September 30, 2025 and September 30, 2024:

	Number of stock options	Weighted average exercise price

Balance at September 30, 2023	212,161	$11.65
Granted	130,000	$1.84
Expired	(1,761)	$38.20
Balance at September 30, 2024	340,400	$7.76
Granted	231,000	$35.48
Cancelled (1)	(55,750)	$16.26
Exercised	(155,700)	$8.61
Balance at September 30, 2025	359,950	$23.87
(1)	30,000 and 25,750 options were forfeited 90 days after the termination of the services of a former Chief Medical Officer and a consultant of the Company.

As at September 30, 2025, the stock options have a weighted average remaining life of 3.76 years ( September 30, 2024 – 3.13 years).

The following table summarizes the stock options issued and outstanding:

	Stock Options Outstanding and Exercisable
Expiry Date	Number of stock options	Exercisable	Exercise price	Remaining life (Years)
November 17, 2025*	14,200	14,200	$6.25	0.13
February 16, 2028	27,250	10,250	$5.25	2.38
March 22, 2029	102,500	37,500	$1.84	3.48
October 3, 2029	55,000	20,000	$1.65	4.01
February 26, 2030	126,000	-	US$35.00	4.41
February 26, 2030	35,000	10,208	US$35.00	4.41

* 12,800 of these stock options expired unexercised subsequent to the year ended September 30, 2025. See Note 14.

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The weighted average share price of the stock options exercised during the year ended September 30, 2025 is as follows:

Exercise date	Exercise price	Number of stock options exercised	Weighted average share price on exercise date
October 18, 2024	$6.25	11,300	$7.45
October 18, 2024	$5.25	6,750	$4.45
October 18, 2024	$1.84	17,500	$11.55
October 18, 2024	$1.65	10,000	$6.60
October 30, 2024	$8.25	15,000	$6.43
October 30, 2024	$1.84	5,000	$2.14
October 30, 2024	$1.65	5,000	$2.14
November 6, 2024	$6.25	19,000	$9.36
November 8, 2024	$38.00	12,000	$5.04
December 17, 2024	$6.25	9,500	$3.43
February 25, 2025	$8.25	15,000	$4.68
March 7, 2025	$5.25	3,250	$1.10
March 7, 2025	$6.25	16,000	$5.39
March 28, 2025	$1.84	5,000	$1.67
May 14, 2025	$6.25	1,400	$0.41
August 14, 2025	$38.00	4,000	$1.55
		155,700	$73.39

Restricted share unit plan

The Company’s RSU plan provides RSUs to be issued to directors, officers, employees and consultants of the Company, its subsidiaries and any personal holding company of such individuals so that they may participate in the growth and development of the Company. Subject to the specific provisions of the RSU plan, eligibility, vesting period, terms of the RSUs and the number of RSUs granted are to be determined by the Board of Directors at the time of the grant. The RSU plan allows the Board of Directors to issue common shares of the company as equity settled RSUs, provided that, when combined, the maximum number of common shares reserved for issuance under all share-based compensation arrangements of the Company does not exceed 10% of the Company’s outstanding common shares.

On March 3, 2025, the Company issued 600 RSUs to a consultant of the Company and these RSUs vest as follows: 50% on July 3, 2025, 25% on September 3, 2025, and 25% on March 3, 2026. The estimated fair value of these RSUs is $31,188 and will be recognized as an expense over the vesting period of the RSUs.

On December 1, 2022, the Company issued 220,000 RSUs to the directors of the Company. These RSUs vest on an annual basis over a period of four years commencing on December 1, 2022 and expiring on December 1, 2027. The estimated fair value of these RSUs is $1,705,000 and will be recognized as an expense over the vesting period of the RSUs.

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The following table summarizes the movements in the Company's outstanding RSUs for the year ended September 30, 2025 and September 30, 2024:

	Number of RSUs	Weighted average exercise price
Balance at September 30, 2023	222,000	$10.89
Exercised	(30,000)	$7.75
Balance at September 30, 2024	192,000	$11.38
Granted	600	$51.98
Exercised	(115,450)	$7.80
Balance at September 30, 2025	77,150	$8.80

As at September 30, 2025, the RSUs have a weighted average remaining life of 1.97 years ( September 30, 2024 – 3.06 years).

The following table summarizes the RSUs issued and outstanding:

	RSUs Outstanding and Exercisable
Expiry Date	Number of RSUs	Exercisable	Fair value on grant date	Remaining life (Years)
February 1, 2027	5,000	3,750	$15.25	1.34
February 1, 2027	7,000	5,250	$15.00	1.34
April 27, 2027	10,000	5,000	$6.35	1.57
December 1, 2027	55,000	-	$7.75	2.17
March 3, 2030	150	-	$51.98	4.42

The weighted average share price of RSUs exercised during the year ended September 30, 2025, is as follows:

Exercise date	Number of RSUs exercised	Weighted average share price on exercise date
October 18, 2024	10,000	$8.90
October 18, 2024	50,000	$44.48
January 27, 2025	55,000	$21.54
September 3, 2025	450	$0.21
	115,450	$75.13

Share-based compensation expense recognized in the consolidated statements of comprehensive loss is comprised of the following:

	For the year ended:
	September 30, 2025	September 30, 2024	September 30, 2023
	$	$	$
Stock options	2,958,217	386,975	50,350
Restricted share units – equity settled grants	224,486	452,796	1,101,781
Total share-based compensation expense	3,182,703	839,771	1,152,131

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Share-based compensation expense is included in the consolidated statements of comprehensive loss as follows:

	For the year ended:
	September 30, 2025	September 30, 2024	September 30, 2023

Consulting fees	62,980	47,861	43,736
Directors’ compensation	497,306	493,793	1,156,523
Research and development	2,622,417	298,117	(48,128)
Total share-based compensation expense	3,182,703	839,771	1,152,131

Warrants

The following table summarizes the movements in the Company’s outstanding warrants for the year ended September 30, 2025 and September 30, 2024:

	Number of warrants	Weighted average exercise price
Balance at September 30, 2023	1,047,520	$21.12
Issued	722,015	2.12
Expired	(852,720)	24.40
Balance at September 30, 2024	916,815	$3.10
Issued on exercise of PFWs	72,950	6.75
Exercised	(608,000)	4.26
Expired	(20,000)	6.75
Balance at September 30 2025	361,765	$1.70

As at September 30, 2025, the warrants have a weighted average remaining life of 3.23 years ( September 30, 2024 – 3.10 years).

The following table summarizes the warrants issued and outstanding:

	Warrants Outstanding
Expiry Date	Number of warrants	Exercise price	Remaining life (Years)
December 22, 2028	361,765	$1.70	3.23

The weighted average share price of warrants exercised during the year ended September 30, 2025 is as follows:

Exercise date	Exercise price	Number of warrants exercised	Weighted average share price on exercise date
October 15, 2024	$6.75	307,200	$22.29
October 24, 2024	$6.75	800	$0.09
October 30, 2024	$1.70	300,000	$32.92
		608,000	$55.30

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